MONTHLY SERVICER’S CERTIFICATE

CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST

SERIES 2012-3

Collection Period	3/1/13-3/31/13
Determination Date	4/9/2013
Distribution Date	4/15/2013

Pool Balance

1.	Pool Balance on the close of the last day of the preceding Collection Period				$853,284,364.39
2.	Collections allocable to Principal				$29,969,986.20
3.	Purchase Amount allocable to Principal				$0.00
4.	Defaulted Receivables				$1,061,319.22

5.	Pool Balance on the close of the last day of the related Collection Period				$822,253,058.97
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period				57,375
7.	Initial Pool Balance				$1,000,000,022.05

			Beginning of Period	End of Period
8.	Note Balances
	a.	Class A-1 Note Balance	$35,284,364.28		$4,253,058.86
	b.	Class A-2 Note Balance	$304,000,000.00		$304,000,000.00
	c.	Class A-3 Note Balance	$343,000,000.00		$343,000,000.00
	d.	Class A-4 Note Balance	$111,500,000.00		$111,500,000.00
	e.	Class B Note Balance	$21,000,000.00		$21,000,000.00
	f.	Class C Note Balance	$19,500,000.00		$19,500,000.00
	g.	Class D Note Balance	$14,000,000.00		$14,000,000.00

	h.	Note Balance (sum a - g)	$848,284,364.28		$817,253,058.86

9.	Pool Factors

	a.	Class A-1 Note Pool Factor	0.1886864		0.0227436
	b.	Class A-2 Note Pool Factor	1.0000000		1.0000000
	c.	Class A-3 Note Pool Factor	1.0000000		1.0000000
	d.	Class A-4 Note Pool Factor	1.0000000		1.0000000
	e.	Class B Note Pool Factor	1.0000000		1.0000000
	f.	Class C Note Pool Factor	1.0000000		1.0000000
	g.	Class D Note Pool Factor	1.0000000		1.0000000

	h.	Note Pool Factor	0.8482844		0.8172531

10.	Overcollateralization Target Amount				$5,000,000.11

11.	Current overcollateralization amount (Pool Balance - Note Balance)				$5,000,000.11

12.	Weighted Average Coupon			%	8.60%
13.	Weighted Average Original Term			months	66.31
14.	Weighted Average Remaining Term			months	55.69

Collections

15.	Finance Charges:
	a.	Collections allocable to Finance Charge			$6,113,830.51
	b.	Liquidation Proceeds allocable to Finance Charge			$783.28
	c.	Purchase Amount allocable to Finance Charge			$0.00

	d.	Available Finance Charge Collections (sum a - c)			$6,114,613.79

16.	Principal:
	a.	Collections allocable to Principal			$29,969,986.20
	b.	Liquidation Proceeds allocable to Principal			$586,517.23
	c.	Purchase Amount allocable to Principal			$0.00

	d.	Available Principal Collections (sum a - c)			$30,556,503.43

17.	Total Finance Charge and Principal Collections (15d+16d)		$36,671,117.22
18.	Interest Income from Collection Account		$3,201.76
19.	Simple Interest Advances		$0.00

20.	Available Collections (Ln17+18+19)		$36,674,318.98

Available Funds

21.	Available Collections		$36,674,318.98
22.	Reserve Account Draw Amount		$0.00

23.	Available Funds		$36,674,318.98

Application of Available Funds

24.	Servicing Fee
	a.	Monthly Servicing Fee	$711,070.30
	b.	Amount Unpaid from Prior Months	$0.00
	c.	Amount Paid	$711,070.30

	d.	Shortfall Amount (a + b - c)	$0.00

25.	Unreimbursed Servicer Advances		$0.00

26.	Backup Servicing Fees and Unpaid Transition Expenses
	a.	Monthly Servicing Fee	$5,333.03
	b.	Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	c.	Other Unpaid Backup Servicing Fees	$0.00
	d.	Amount Paid	$5,333.03

	e.	Shortfall Amount (a + b + c - d)	$0.00

27.	Class A Noteholder Interest Amounts
	a.	Class A-1 Monthly Interest	$6,988.26
	b.	Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00

	d.	Total Class A-1 Note Interest (sum a - c)	$6,988.26

	e.	Class A-2 Monthly Interest	$108,933.33
	f.	Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g.	Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00

	h.	Total Class A-2 Note Interest (sum e - g)	$108,933.33

	i.	Class A-3 Monthly Interest	$148,633.33
	j.	Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00

	l.	Total Class A-3 Note Interest (sum i - k)	$148,633.33

	m.	Class A-4 Monthly Interest	$73,404.17
	n.	Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00

	p.	Total Class A-4 Note Interest (sum m - o)	$73,404.17

28.	Priority Principal Distributable Amount		$0.00

29.	Class B Noteholder Interest Amount
	a.	Class B Monthly Interest	$19,250.00
	b.	Additional Note Interest related to Class B Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00

	d.	Total Class B Note Interest (sum a - c)	$19,250.00

30.	Secondary Principal Distributable Amount		$0.00

31.	Class C Noteholder Interest Amount
	a.	Class C Monthly Interest	$24,375.00
	b.	Additional Note Interest related to Class C Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00

	d.	Total Class C Note Interest (sum a- c)	$24,375.00

32.	Tertiary Principal Distributable Amount		$12,031,305.31

33.	Class D Noteholder Interest Amount
	a.	Class D Monthly Interest	$26,716.67
	b.	Additional Note Interest related to Class D Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

	d.	Total Class D Note Interest (sum a - c)	$26,716.67

34.	Quaternary Principal Distributable Amount		$14,000,000.00

35.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))		$27,156,009.40

36.	Reserve Account Deficiency		$0.00

37.	Regular Principal Distributable Amount		$5,000,000.11

38.	Remaining Unpaid Servicer Transition Expenses, if any		$0.00

39.	Additional Servicing Fees, if any		$0.00

40.	Remaining Unpaid Backup Servicer Indemnity Amounts, if any		$0.00

Collection Account Activity

41.	Deposits
	a.	Total Daily Deposits of Finance Charge Collections	$6,114,613.79
	b.	Total Daily Deposits of Principal Collections	$30,556,503.43
	c.	Withdrawal from Reserve Account	$0.00
	d.	Interest Income	$3,201.76

	e.	Total Deposits to Collection Account (sum a - d)	$36,674,318.98

42.	Withdrawals
	a.	Servicing Fee and Unreimbursed Servicer Advances	$711,070.30
	b.	Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$5,333.03
	c.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$31,439,606.18
	d.	Deposit to Reserve Account	$0.00
	e.	Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$4,518,309.47

	f.	Total Withdrawals from Collection Account (sum a - e)	$36,674,318.98

Note Payment Account Activity

43.	Deposits
	a.	Class A-1 Interest Distribution	$6,988.26
	b.	Class A-2 Interest Distribution	$108,933.33
	c.	Class A-3 Interest Distribution	$148,633.33
	d.	Class A-4 Interest Distribution	$73,404.17
	e.	Class B Interest Distribution	$19,250.00
	f.	Class C Interest Distribution	$24,375.00
	g.	Class D Interest Distribution	$26,716.67
	h.	Class A-1 Principal Distribution	$31,031,305.42
	i.	Class A-2 Principal Distribution	$0.00
	j.	Class A-3 Principal Distribution	$0.00
	k.	Class A-4 Principal Distribution	$0.00
	l.	Class B Principal Distribution	$0.00
	m.	Class C Principal Distribution	$0.00
	n.	Class D Principal Distribution	$0.00

	o.	Total Deposits to Note Payment Account (sum a - n)	$31,439,606.18

44.	Withdrawals
	a.	Class A-1 Distribution	$31,038,293.68
	b.	Class A-2 Distribution	$108,933.33
	c.	Class A-3 Distribution	$148,633.33
	d.	Class A-4 Distribution	$73,404.17
	e.	Class B Distribution	$19,250.00
	f.	Class C Distribution	$24,375.00
	g.	Class D Distribution	$26,716.67

	h.	Total Withdrawals from Note Payment Account (sum a - g)	$31,439,606.18

Certificate Payment Account Activity

45.	Deposits
	a.	Excess Collections	$4,518,309.47
	b.	Reserve Account surplus (Ln 55)	$260.16

	c.	Total Deposits to Certificate Payment Account (sum a - b)	$4,518,569.63

46.	Withdrawals
	a.	Certificateholder Distribution	$4,518,569.63

	b.	Total Withdrawals from Certificate Payment Account	$4,518,569.63

Required Reserve Account Amount

47.	Lesser of: (a or b)
	a.	$2,500,000.06	$2,500,000.06
	b.	Note Balance	$817,253,058.86

48.	Required Reserve Account Amount		$2,500,000.06

Reserve Account Reconciliation

49.	Beginning Balance (as of end of preceding Distribution Date)		$2,500,000.06
50.	Investment Earnings		$260.16
51.	Reserve Account Draw Amount		$0.00

52.	Reserve Account Amount (Ln 49 + Ln 50 - Ln 51)		$2,500,260.22
53.	Deposit from Available Funds (Ln 42d)		$0.00
54.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a.	the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b.	any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
55.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist		$260.16

56.	Ending Balance (Ln52 + Ln53 - Ln54 - Ln55)		$2,500,000.06
57.	Reserve Account Deficiency (Ln48 - Ln56)		$0.00

Instructions to the Trustee

58.	Amount to be deposited from the Reserve Account into the Collection Account		$0.00
59.	Amount to be paid to Servicer from the Collection Account		$711,070.30
60.	Amount to be paid to Backup Servicer from the Collection Account		$5,333.03
61.	Amount to be deposited from the Collection Account into the Note Payment Account		$31,439,606.18
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account		$4,518,309.47
63.	Amount to be deposited from the Collection Account into the Reserve Account		$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a.	the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b.	the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$260.16
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account		$31,038,293.68
66.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account		$108,933.33
67.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account		$148,633.33
68.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account		$73,404.17
69.	Amount to be paid to Class B Noteholders from the Note Payment Account		$19,250.00
70.	Amount to be paid to Class C Noteholders from the Note Payment Account		$24,375.00
71.	Amount to be paid to Class D Noteholders from the Note Payment Account		$26,716.67
72.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus		$4,518,569.63

Net Loss and Delinquency Activity

73.	Net Losses with respect to preceding Collection Period			$474,018.71
74.	Cumulative Net Losses			$2,428,939.88
75.	Cumulative Net Loss Percentage			0.2429%

			Number of Loans	Principal Balance
76.		Delinquency Analysis

	a.	31 to 60 days past due	870	$10,945,109.78
	b.	61 to 90 days past due	207	$2,672,101.70
	c.	91 or more days past due	103	$1,133,014.84

	d.	Total Past Due (sum a-c)	1,180	14,750,226.32

Servicer Covenant
77.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter			$3,013,588,000.00
78.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?			Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on April 9, 2013.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Thomas W. Reedy

Name:	Thomas W. Reedy

Title:	Executive Vice President, Chief Financial Officer & Treasurer